Discontinued operations and assets and liabilities of disposal groups	12 Months Ended
Dec. 31, 2017
Discontinued operations and assets and liabilities of disposal groups
Discontinued operations and assets and liabilities of disposal groups

19 Discontinued operations and assets and liabilities of disposal groups

As part of implementing the legislation following the recommendations of the Independent Commission on Banking, NatWest Group Holdings Corp (NWGH), which is a direct subsidiary of NatWest and which wholly owns RBS Securities Inc (RBSSI), is due to be transferred to RBSG by 1 January 2019 in preparation for ring-fencing. Accordingly, NWGH is classified as a disposal group at 31 December 2017 and presented as a discontinued operation, with comparative income statement and related notes re-presented.

On 1 January 2017 Ulster Bank (Ireland) Holdings Unlimited Company (UBIH) was sold to NatWest Holdings. NatWest Holdings is a subsidiary of RBS plc, the immediate parent company of the Group. Accordingly, UBIH was classified as a disposal group at 31 December 2016 and presented as a discontinued operation.

(a) Profit from discontinued operations, net of tax

	2017	2016	2015
	£m	£m	£m
NWGH
Interest income	—	—	1
Interest expense	(17)	(4)	(7)

Net interest income	(17)	(4)	(6)
Other income	99	146	412

Total income	82	142	406
Operating expenses	(724)	(1,859)	(2,868)

Loss before impairment losses	(642)	(1,717)	(2,462)
Impairment losses	—	(6)	(2)

Operating loss before tax	(642)	(1,723)	(2,464)
Tax credit/(charge)	7	(23)	84

Loss from NWGH discontinued operations, net of tax	(635)	(1,746)	(2,380)

UBIH
Interest income	—	482	487
Interest expense	—	(72)	(124)

Net interest income	—	410	363
Other income	—	122	141

Total income	—	532	504
Operating expenses	—	(584)	(341)

(Loss)/profit before impairment losses	—	(52)	163
Impairment losses	—	112	676

Operating profit before tax	—	60	839
Tax credit/(charge)	—	3	(3)

Profit from UBIH discontinued operations, net of tax	—	63	836

Note:

(1)	Other comprehensive loss from discontinued operations for the year ended 31 December 2017 was £67 million.

(b) Operating cash flows attributable to discontinued operations

	2017	2016	2015
	£m	£m	£m
Net cash flows from operating activities	(795)	2,560	(2,724)
Net cash flows from investing activities	4	178	211
Net cash flows from financing activities	502	(1,802)	(5)
Net increase in cash and cash equivalents	(361)	1,675	(2,463)

(c) Assets and liabilities of disposal groups

	2017	2016
	£m	£m
Assets of disposal groups
Cash and balances at central banks	—	249
Loans and advances to banks	10,381	2,418
Loans and advances to customers	8,838	18,922
Debt securities and equity shares	4,062	2,953
Derivatives	3	94
Property, plant and equipment	168	67
Settlement balances	1,011	—
Other assets	63	273

	24,526	24,976

Liabilities of disposal groups
Deposits by banks	3,168	1,309
Customer accounts	13,976	16,113
Derivatives	2	126
Debt securities in issue	—	1,179
Subordinated liabilities	804	76
Settlement balances	1,532	—
Short positions	2,436	—
Provisions for liabilities and charges	1,722	202
Other liabilities	209	308

	23,849	19,313

At 31 December 2017, disposal groups comprise the third party net assets of NWHG due to be distributed to RBSG before 1 January 2019; costs to distribute are expected to be immaterial. At 31 December 2016, disposal groups comprise the third party net assets of UBIH and the Group’s interest in RBS International.

Debt securities and equity shares are carried at fair value and are primarily classed as Level 1in the fair value hierarchy.